Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchanges Rates Used for Translation from Hong Kong	This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for both 2025 and 2024.
	For the year ended March 31,
	2025	2024	2023
Year-end HKD: US$ exchange rate	7.74800	7.82418	7.84967
Year average HKD: US$ exchange rate	7.77593	7.82381	7.83978

Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Estimated useful lives
Leasehold improvement	Shorter of 5 years or remaining lease terms
Furniture and fixtures	5 years
Office equipment	5 years
Computer and equipment	5 years
Motor vehicles	5 years